Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000166151 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000166151 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000166151 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035153 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000035153 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000035153 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017365 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000017365 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000017365 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035154 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000035154 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000035154 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%